Long-Term Debt (Narrative) (Details) $ in Millions	Nov. 02, 2018 CAD ($)
Fixed rate senior notes 3.80% due November 2, 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 500
Interest rate (as a percent)	3.80%
Fixed rate senior notes 4.40% due November 2, 2028 [Member]
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 500
Interest rate (as a percent)	4.40%